Derivatives, Gains (Losses) Recognized on Cash Flow Hedging Relationships (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Line Items Presented in the Consolidated Statement of Income and Other Comprehensive Income [Abstract]
Loans	$ 28,634	$ 34,230	[1]	$ 44,218	[1]
Long-term debt	(3,173)	(4,471)		(7,350)
Total recorded in OCI, Derivative gains (losses)	212	198		275
Cash flow hedging [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Reclassification of net (gains) losses to net income on cash flow hedges, Before tax	143	219		299
Net unrealized gains (losses) (pre-tax) recognized in OCI	(12)	10		(21)
Total gains (losses) (pre-tax) recognized on cash flow hedges	131	229		278
Cash flow hedging [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Reclassification of net (gains) losses to net income on cash flow hedges, Before tax	137	211		290
Net unrealized gains (losses) (pre-tax) recognized in OCI	7	0		0
Total gains (losses) (pre-tax) recognized on cash flow hedges	144	211		290
Cash flow hedging [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Reclassification of net (gains) losses to net income on cash flow hedges, Before tax	6	8		9
Net unrealized gains (losses) (pre-tax) recognized in OCI	(19)	10		(21)
Total gains (losses) (pre-tax) recognized on cash flow hedges	(13)	18		(12)
Cash flow hedging [Member] | Loans [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Total gains (losses) (pre-tax) on interest rate contracts	(137)	(215)		(291)
Cash flow hedging [Member] | Loans [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(137)	(215)		(291)
Total gains (losses) (pre-tax) on interest rate contracts	(137)	(215)		(291)
Cash flow hedging [Member] | Loans [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	0	0		0
Total gains (losses) (pre-tax) on interest rate contracts	0	0		0
Cash flow hedging [Member] | Long-term debt [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Total gains (losses) (pre-tax) on interest rate contracts	(6)	(4)		(8)
Cash flow hedging [Member] | Long-term debt [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	0	4		1
Total gains (losses) (pre-tax) on interest rate contracts	0	4		1
Cash flow hedging [Member] | Long-term debt [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(6)	(8)		(9)
Total gains (losses) (pre-tax) on interest rate contracts	(6)	(8)		(9)
Cash flow hedging [Member] | Derivative gains (losses) [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Total gains (losses) (pre-tax) on interest rate contracts	(143)	(219)		(299)
Cash flow hedging [Member] | Derivative gains (losses) [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(137)	(211)		(290)
Total gains (losses) (pre-tax) on interest rate contracts	(137)	(211)		(290)
Cash flow hedging [Member] | Derivative gains (losses) [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(6)	(8)		(9)
Total gains (losses) (pre-tax) on interest rate contracts	$ (6)	$ (8)		$ (9)

[1]	In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).